Segment reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Schedule of consolidated statements of income and financial position by reportable segment

	2021
	North America	Europe	Europe	South Africa		Adjustments/
	Silicon	Manganese	Silicon	Silicon	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	524,808	476,287	665,337	117,195	43,568	(48,287)	1,778,908
Raw materials and energy consumption for production	(323,316)	(326,257)	(473,884)	(76,617)	(33,445)	48,623	(1,184,896)
Other operating income	5,385	34,142	65,752	763	49,901	(45,858)	110,085
Staff costs	(82,463)	(33,696)	(120,287)	(13,268)	(31,203)	—	(280,917)
Other operating expense	(43,070)	(105,290)	(128,755)	(13,256)	(51,960)	45,522	(296,809)
Depreciation and amortization charges, operating allowances and write-downs	(55,770)	(18,634)	(16,852)	(5,081)	(991)	—	(97,328)
Impairment (loss) gain	—	(376)	(441)	2,684	(1,730)	—	137
Net gain due to changes in the value of assets	—	—	—	—	758	—	758
(Loss) gain on disposal of non-current assets	394	—	1,029	—	(37)	—	1,386
Other (loss) gain	—	—	(1)	—	63	—	62
Operating (loss) profit	25,968	26,176	(8,102)	12,420	(25,076)	—	31,386
Finance income	258	8,516	2,540	244	31,303	(42,608)	253
Finance costs	(1,063)	(25,544)	(7,162)	(5,693)	(152,335)	42,608	(149,189)
Exchange differences	807	2,160	(263)	135	(5,225)	—	(2,386)
(Loss) Profit before tax	25,970	11,308	(12,987)	7,106	(151,333)	—	(119,936)
Income tax (expense) benefit	(5,331)	(3,674)	7,463	(692)	6,796	—	4,562
(Loss) profit for the year	20,639	7,634	(5,524)	6,414	(144,537)	—	(115,374)

Attributable to the Parent	24,755	7,634	(5,509)	6,821	(144,325)	—	(110,624)
Attributable to non-controlling interests	(4,116)	—	(15)	(407)	(212)	—	(4,750)
(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2020(*)
	North America	Europe	Europe	South Africa		Adjustments/
	Silicon	Manganese	Silicon	Silicon	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	425,277	240,142	467,728	80,572	25,334	(94,619)	1,144,434
Raw materials and energy consumption for production	(280,858)	(204,063)	(369,130)	(56,062)	(19,518)	94,145	(835,486)
Other operating income	2,916	9,199	25,049	131	24,587	(28,255)	33,627
Staff costs	(73,988)	(28,337)	(84,300)	(11,013)	(17,144)	—	(214,782)
Other operating expense	(34,315)	(33,884)	(51,812)	(14,098)	(26,679)	28,729	(132,059)
Depreciation and amortization charges, operating allowances and write-downs	(61,664)	(19,086)	(19,252)	(7,141)	(1,046)	—	(108,189)
Impairment (loss) gain	(35,685)	305	(17,941)	(8,677)	(11,346)	—	(73,344)
Net gain due to changes in the value of assets	—	—	—	—	158	—	158
(Loss) gain on disposal of non-current assets	(869)	1,154	1,002	—	5	—	1,292
Other (loss) gain	—	4	—	—	(5)	—	(1)
Operating (loss)	(59,186)	(34,566)	(48,656)	(16,288)	(25,654)	—	(184,350)
Finance income	679	7,122	2,338	90	11,220	(21,272)	177
Finance costs	(857)	(22,267)	(10,325)	(3,796)	(50,995)	21,272	(66,968)
Financial derivative gain	—	—	—	—	3,168	—	3,168
Exchange differences	(485)	(3,508)	(1,226)	(1,405)	32,177	—	25,553
(Loss) before tax	(59,849)	(53,219)	(57,869)	(21,399)	(30,084)	—	(222,420)
Income tax (expense) benefit	14,213	(19,797)	(14,446)	(1,049)	(860)	—	(21,939)
(Loss) for the year from continuing operations	(45,636)	(73,016)	(72,315)	(22,448)	(30,944)	—	(244,359)
(Loss) for the year from discontinued operations	—	(5,399)		—	—	—	(5,399)
(Loss) for the year	(45,636)	(78,415)	(72,315)	(22,448)	(30,944)	—	(249,758)

Attributable to the Parent	(42,603)	(79,482)	(71,243)	(22,206)	(30,805)	—	(246,339)
Attributable to non-controlling interests	(3,033)	—	(5)	(242)	(139)	—	(3,419)

(*) Our operating segments have been revised in 2021 to reflect the way its chief operating decision maker (“CODM”) is currently managing and viewing the business. Accordingly, the results of 2020 and 2019 have been restated to report results according to the operating segments revised in 2021.

(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2019(*)
	North America	Europe	Europe	South Africa		Adjustments/
	Silicon	Manganese	Silicon	Silicon	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	551,500	564,060	593,907	136,292	43,147	(273,684)	1,615,222
Raw materials and energy consumption for production	(366,711)	(502,919)	(474,993)	(108,823)	(35,939)	274,988	(1,214,397)
Other operating income	10,418	12,828	39,001	1,323	27,144	(36,501)	54,213
Staff costs	(87,954)	(32,133)	(106,681)	(20,333)	(37,928)	—	(285,029)
Other operating expense	(60,105)	(64,851)	(83,917)	(19,457)	(32,572)	35,197	(225,705)
Depreciation and amortization charges, operating allowances and write-downs	(72,251)	(19,904)	(19,667)	(6,459)	(1,913)	—	(120,194)
Impairment (loss) gain	(174,013)	12	(1)	—	(1,897)	—	(175,899)
Net (loss) due to changes in the value of assets	—	—	—	(530)	(1,044)	—	(1,574)
(Loss) gain on disposal of non-current assets	(1,601)	—	181	—	(803)	—	(2,223)
Operating (loss)	(200,717)	(42,907)	(52,170)	(17,987)	(41,805)	—	(355,586)
Finance income	529	8,999	2,074	156	17,690	(28,068)	1,380
Finance costs	(3,914)	(19,722)	(5,626)	(4,507)	(57,524)	28,068	(63,225)
Financial derivative gain	—	—	—	—	2,729	—	2,729
Exchange differences	(407)	2,812	1,161	(1,179)	497	—	2,884
(Loss) before tax	(204,509)	(50,818)	(54,561)	(23,517)	(78,413)	—	(411,818)
Income tax benefit (expense)	8,520	9,258	12,782	7,761	3,220	—	41,541
(Loss) for the year from continuing operations	(195,989)	(41,560)	(41,779)	(15,756)	(75,193)	—	(370,277)
Profit for the year from discontinued operations	—	—	3,280	—	81,357	—	84,637
Profit (loss) for the year	(195,989)	(41,560)	(38,499)	(15,756)	6,164	—	(285,640)

Attributable to the Parent	(190,866)	(41,560)	(38,499)	(16,124)	6,448	—	(280,601)
Attributable to non-controlling interests	(5,123)	—	—	368	(284)	—	(5,039)

(*) Our operating segments have been revised in 2021 to reflect the way its chief operating decision maker (“CODM”) is currently managing and viewing the business. Accordingly, the results of 2020 and 2019 have been restated to report results according to the operating segments revised in 2021.

(**)	The amounts correspond to transactions between segments that are eliminated in the consolidation process.

The consolidated statements of financial position at December 31, 2021 and 2020, by reportable segment are as follows:

	2021
						Consolidation
	North America	Europe	Europe	South Africa		Adjustments/
	Silicon	Manganese	Silicon	Silicon	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	29,702	—	—	—	—	—	29,702
Other intangible assets	4,015	40,318	54,463	1,165	681	—	100,642
Property, plant and equipment	324,210	69,283	87,547	35,830	38,044	—	554,914
Inventories	56,318	77,425	121,813	21,008	13,233	—	289,797
Trade and other receivables (**)	867,128	487,731	319,805	51,734	1,233,809	(2,574,594)	385,613
Cash, restricted cash and cash equivalents	61,032	32,139	10,660	6,787	6,045	—	116,663
Other	(4,420)	3,810	18,018	1,909	26,690	—	46,007
Total assets	1,337,985	710,706	612,306	118,433	1,318,502	(2,574,594)	1,523,338

Equity	438,915	86,234	150,320	21,048	(376,486)	—	320,031
Provisions	21,458	42,428	128,144	6,163	390	—	198,583
Bank borrowings	—	29,972	67,749	—	1,246	—	98,967
Obligations under finance leases	6,334	11,457	—	24	543	—	18,358
Debt instruments	—	—	—	—	440,297	—	440,297
Other financial liabilities	4,033	153	—	—	62,827	—	67,013
Trade and other payables (***)	813,676	550,695	186,493	87,687	1,195,016	(2,618,022)	215,545
Other	53,569	(10,233)	79,600	3,511	(5,331)	43,428	164,544
Total equity and liabilities	1,337,985	710,706	612,306	118,433	1,318,502	(2,574,594)	1,523,338

	2020(*)
						Consolidation
	North America	Europe	Europe	South Africa		Adjustments/
	Silicon	Manganese	Silicon	Silicon	Other segments	Eliminations (**)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Goodwill	29,702	—	—	—	—	—	29,702
Other intangible assets	14,604	1,790	1,841	1,265	1,256	—	20,756
Property, plant and equipment	353,145	88,883	101,391	37,526	39,089	—	620,034
Inventories	63,765	62,243	90,434	20,375	9,732	—	246,549
Trade and other receivables (***)	609,456	413,115	280,519	43,121	1,001,306	(2,099,725)	247,792
Cash, restricted cash and cash equivalents	48,127	34,335	13,684	2,777	32,634	—	131,557
Other	(37,007)	14,546	16,267	9,808	47,141	—	50,755
Total assets	1,081,792	614,912	504,136	114,872	1,131,158	(2,099,725)	1,347,145

Equity	412,729	13,998	169,850	17,856	(248,714)	—	365,719
Provisions	33,812	45,609	74,804	5,956	3,602	—	163,783
Bank borrowings	—	23,216	56,905	—	27,486	—	107,607
Obligations under finance leases	4,260	17,403	—	318	555	—	22,536
Debt instruments	—	—	—	—	357,508	—	357,508
Other financial liabilities	3,140	331	—	—	60,425	—	63,896
Trade and other payables (****)	615,690	500,813	183,123	78,807	915,381	(2,141,417)	152,397
Other	12,161	13,543	19,453	11,935	14,915	41,692	113,699
Total equity and liabilities	1,081,792	614,913	504,135	114,872	1,131,158	(2,099,725)	1,347,145

(*) Our operating segments have been revised in 2021 to reflect the way its chief operating decision maker (“CODM”) is currently managing and viewing the business. Accordingly, the results of 2020 have been restated to report results according to the operating segments revised in 2021.

(**) These amounts correspond to balances between segments that are eliminated at consolidation.

(***) Trade and other receivables includes non-current and current receivables from group that eliminated in the consolidated process.

(****) Trade and other payables includes non-current and current payables from group that are eliminated in the consolidated process.

Schedule of sales by product line

	2021	2020	2019
	US$'000	US$'000	US$'000
Silicon metal	637,695	463,217	539,872
Manganese-based alloys	469,138	267,469	447,311
Ferrosilicon	337,833	176,447	275,368
Other silicon-based alloys	161,750	126,817	181,736
Silica fume	32,409	25,888	33,540
Other	140,083	84,596	137,395
Total	1,778,908	1,144,434	1,615,222

Schedule of capital expenditures by reporting segment

Capital expenditures by reporting segment

	Year Ended December 31,
	2021	2020	2019
	US$´000	US$´000	US$´000
North America - Silicon	15,579	17,420	7,226
Europe Silicon	4,328	1,334	11,001
Europe Manganese	6,947	4,034	5,146
South Africa Silicon	3,611	2,308	3,492
Other Segments	2,944	1,963	7,175
Total	33,409	27,059	34,040

Schedule of non-current assets by geographical area

Non current assets by geographical area

The non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation are as follows:

	Year ended December 31,
	2021	2020
	US$´000	US$´000
United States of America	230,356	227,539
Europe
Spain	146,405	145,019
France	138,842	90,543
Other EU Countries	71,612	72,313
Total non-current assets in Europe	356,859	307,875
Rest of the World	124,839	154,493
Total	712,054	689,907